Fair value measurement - Summary of carrying values and fair values of financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
FINANCIAL LIABILITIES
Carrying value	$ 154.2	$ 141.1
Fair value	154.2	141.1
Long-term debt
FINANCIAL LIABILITIES
Carrying value	396.0	394.9
Fair value	406.0	355.0
Fuel hedge swap contracts
FINANCIAL LIABILITIES
Carrying value	1.1	0.0
Fair value	1.1	0.0
Rainy River gold stream obligation
FINANCIAL LIABILITIES
Carrying value	199.9	174.7
Fair value	199.9	174.7
New Afton
FINANCIAL LIABILITIES
Carrying value	543.4	378.9
Fair value	543.4	378.9
Cash and cash equivalents
FINANCIAL ASSETS
Carrying value	185.5	200.8
Fair value	185.5	200.8
Trade and other receivables
FINANCIAL ASSETS
Carrying value	16.6	15.9
Fair value	16.6	15.9
Provisionally priced contracts
FINANCIAL ASSETS
Carrying value	0.6	2.3
Fair value	0.6	2.3
Gold and copper swap contracts
FINANCIAL ASSETS
Carrying value	(0.9)	(4.1)
Fair value	(0.9)	(4.1)
Foreign exchange forward contracts
FINANCIAL ASSETS
Carrying value	3.2	0.4
Fair value	3.2	0.4
Investments
FINANCIAL ASSETS
Carrying value	7.1	35.6
Fair value	$ 7.1	$ 35.6